GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                  FutureFunds Series Account
                                Semi-Annual Report Form N-30D
                                      File No. 811-03972

The information required to be contained in this report for the period ending April 30, 2004 includes the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

Janus Worldwide Fund
File No. 811-01879
Form N-CSRS
Filed via EDGAR and accepted on June 29, 2004
Accession No. 0000277751-04-000002

Janus Fund
File No. 811-01879
Form N-CSRS
Filed via EDGAR and accepted on June 29, 2004
Accession No. 0000277751-04-000002

Janus Twenty Fund
File No. 811-01879
Form N-CSRS
Filed via EDGAR and accepted on June 29, 2004
Accession No. 0000277751-04-000002

AIM Blue Chip Fund
File No. 811-01424
Form N-CSRS
Filed via EDGAR and accepted on July 2, 2004
Accession No. 0000950129-04-004629


Federated Capital Appreciation Fund - Class A
File No. 811-04017
Form N-CSRS
Filed via EDGAR and accepted on June 24, 2004
Accession No. 0001056288-04-000390